American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2025

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 63.8%
Focused Dynamic Growth Fund Investor Class(2)	274,984	23,445,136
Focused Large Cap Value Fund Investor Class	3,890,700	43,031,141
Growth Fund Investor Class	483,248	33,160,497
Heritage Fund Investor Class	1,136,726	29,964,094
Large Cap Equity Fund Investor Class	871,452	51,415,675
Mid Cap Value Fund Investor Class	1,730,643	28,244,099
Small Cap Growth Fund Investor Class	418,289	9,787,962
Small Cap Value Fund Investor Class	947,204	9,074,215
		228,122,819
International Equity Funds — 36.2%
Emerging Markets Fund Investor Class	1,923,575	28,507,385
Global Real Estate Fund Investor Class	1,048,751	14,399,354
International Growth Fund Investor Class	2,458,288	34,883,111
International Small-Mid Cap Fund Investor Class	1,603,934	18,766,033
International Value Fund Investor Class	1,330,461	14,674,990
Non-U.S. Intrinsic Value Fund Investor Class	1,694,196	18,144,838
		129,375,711
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $215,225,868)		357,498,530
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$357,498,530

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$20,635	—	—	$2,810	$23,445	275	—	—
Focused Large Cap Value Fund	39,794	$2,261	—	976	43,031	3,891	—	$179
Growth Fund	29,456	550	—	3,155	33,161	483	—	—
Heritage Fund	30,077	—	—	(113)	29,964	1,137	—	—
Large Cap Equity Fund	47,325	869	$27	3,249	51,416	871	$9	—
Mid Cap Value Fund	27,778	106	—	360	28,244	1,731	—	106
Small Cap Growth Fund	9,173	—	—	615	9,788	418	—	—
Small Cap Value Fund	9,289	23	—	(238)	9,074	947	—	24
Emerging Markets Fund	29,708	—	3,949	2,748	28,507	1,924	1,669	—
Global Real Estate Fund	13,781	—	—	619	14,400	1,049	—	—
International Growth Fund	34,606	261	1,467	1,483	34,883	2,458	190	—
International Small-Mid Cap Fund	17,579	—	—	1,187	18,766	1,604	—	—
International Value Fund	13,810	—	—	865	14,675	1,330	—	—
Non-U.S. Intrinsic Value Fund	19,298	—	1,977	824	18,145	1,694	131	—
	$342,309	$4,070	$7,420	$18,540	$357,499	19,812	$1,999	$309
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.